Operating Lease Liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) contract	Dec. 31, 2023 USD ($)
Leases [Abstract]
Operating lease liabilities	$ 3,754	$ 4,414
Operating lease right-of-use assets	2,088	2,873
Operating lease, cost	$ 1,200	$ 1,200
Number of operating leases contracts | contract	3
Operating lease weighted average discount rate	3.32%	2.95%
Weighted average remaining contractual lease term	3 years 1 month 13 days	3 years 2 months 1 day